SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule I, Condensed Financial Information of Parent, Cash Flows [Abstract]
Schedule I, Condensed Financial Information of Parent, Net cash (used in) provided by operating activities	$ (131)	$ (809)	$ (287)
Schedule I, Condensed Financial Information of Parent, Dividends received from subsidiaries	50	250	50
Schedule I, Condensed Financial Information of Parent, Expenditures for property, plant and equipment	(1)	(1)	(2)
Schedule I, Condensed Financial Information of Parent, Purchase of trust assets	(5)	(6)	(7)
Schedule I, Condensed Financial Information of Parent, Proceeds from sales by trust	10	10	12
Schedule I, Condensed Financial Information Of Parent, Capital Contribution To Subsidiary	(6)	0	(200)
Schedule I, Condensed Financial Information of Parent, (Increase) decrease in loans to affiliates, net	962	(33)	82
Schedule I, Condensed Financial Information of Parent, Cash (used in) provided by investing activities	1,010	220	(65)
Schedule I, Condensed Financial Information of Parent, Common stock dividends paid	(606)	(550)	(440)
Schedule I, Condensed Financial Information of Parent, Issuances of common stock	62	78	28
Schedule I, Condensed Financial Information of Parent, Repurchases of common stock	(45)	(16)	(18)
Schedule I, Condensed Financial Information of Parent, Issuances of long-term debt	498	1,100	799
Schedule I, Condensed Financial Information of Parent, Payments on long-term debt	(650)	(8)	(24)
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in loans from affiliates, net	(147)	0	(136)
Schedule I, Condensed Financial Information of Parent, Other	(3)	(8)	(3)
Schedule I, Condensed Financial Information of Parent, Cash provided by (used in) financing activities	(891)	596	206
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in cash and cash equivalents	(12)	7	(146)
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, Beginning of period	18	11	157
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, End of period	$ 6	$ 18	$ 11